Other notes, Capital Reorganization (Details) $ / shares in Units, $ / shares in Units, $ in Millions	Nov. 03, 2023 AUD ($) $ / shares shares	Jun. 30, 2024 AUD ($)	Nov. 03, 2023 USD ($) $ / shares shares
Capital Reorganization [Abstract]
Business combination agreement articulated share price (in dollars per share) | $ / shares			$ 10
Reverse stock split post capital reorganization	10-to-1
Number of shares issued for commitment fee (in shares) | shares	1,500
Committed equity facility secured by issuing shares			$ 60
Carbon Revolution Limited [Member]
Capital Reorganization [Abstract]
Shares exchange ratio	0.00642
Implied value per share (in dollars per share) | $ / shares	$ 20.93
Fair value of share exchanged (in dollars per share) | $ / shares	$ 0.135
Number of shares issued under capital reorganization (in shares) | shares	1,367,211
Number of shares exchanged under capital reorganization (in shares) | shares	213,029,945
Twin Ridge Capital Acquisition Corp [Member]
Capital Reorganization [Abstract]
Cash acquired under capital reorganization	$ 1,100,000
Fair value of share exchanged (in dollars per share) | $ / shares	$ 0.135
Number of shares issued under capital reorganization (in shares) | shares	506,473
Derivative liabilities and payables assumed on reverse acquisition		$ 14,500,000
Fair value of equity consideration issued [Abstract]
Ordinary shares issued	$ (10,653,571)
Settlement of pre-existing relationship	(809,364)
Total consideration	(11,462,935)
Twin Ridge net assets acquired / (liabilities assumed) [Abstract]
Net cash proceeds from Twin Ridge	1,085,063
Warrant liabilities	(1,447,861)
Payables	(13,888,485)
Settlement of pre-existing relationship	809,364
Net liabilities assumed by CRL	(13,441,919)
IFRS 2 - Listing expenses	$ 24,904,854
Twin Ridge Capital Acquisition Corp [Member] | Public Warrants [Member]
Capital Reorganization [Abstract]
Number of warrants exchanged into ordinary shares (in shares) | shares	7,098,819		7,098,819
Warrants, exercise price (in dollars per share) | $ / shares			$ 11.5
Number of ordinary shares into which each warrant or right may be converted (in shares) | shares	0.1		0.1
Warrants expiration date	Nov. 30, 2028
Twin Ridge Capital Acquisition Corp [Member] | Private Placement Warrants [Member]
Capital Reorganization [Abstract]
Number of warrants exchanged into ordinary shares (in shares) | shares	5,107,842		5,107,842